Fair Value of Financial Instruments	12 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Fair Value of Financial Instruments
Note 13.	Fair Value of Financial Instruments

The FASB defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous markets for the asset and liability in an orderly transaction between market participants at the measurement date. The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy in accordance with U.S. GAAP. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•

Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

At June 30, 2018, the Company had foreign currency forward contracts recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

In February 2016, the Company entered into a contingent earnout arrangement which provides up to a maximum of $6.0 million of additional cash earnout opportunities based upon EpiWorks achieving certain agreed-upon financial and operational targets for capacity, wafer output and gross margin, which if earned would be payable for the achievement of each specific annual target over the next three years. The Company paid the first year earnout amount of $2.0 million during the year ended June 30, 2017.

In June 2017, the Company entered into a contingent earnout arrangement which provides up to a maximum of $2.5 million of additional cash earnout opportunities based upon IPI achieving certain agreed-upon financial and transitional objectives relating to finance, information technology and human resources, which if earned, would be payable for the achievement of each specific annual target over the next year.

In November 2017, the Company acquired a 93.8% equity investment in a privately held company. The Company has the right to purchase all of the outstanding interest of each of the minority equity holders and the minority equity holders have the right to cause the Company to purchase all of their outstanding interests at any time on or after the third anniversary of the investment, or earlier upon certain events. The Company performed a Monte Carlo simulation to estimate the fair value of the net put option at the investment date and recorded a liability of $2.2 million in “Other Liabilities” in the Consolidated Balance Sheet as of the acquisition date in accordance with ASC 815-10, Derivatives and Hedging. The fair value of the net put option is adjusted as necessary on a quarterly basis with any changes in the fair value recorded through earnings. The change in fair value of the net purchase option from the investment date to June 30, 2018 was not material.

The fair values of these contingent earnout arrangements and the net put option were measured using valuations based on other unobservable inputs that are significant to the fair value measurement (Level 3).

The Company estimated the fair value of the 0.25% convertible notes based on quoted market prices as of the last trading day prior to June 30, 2018; however, the convertible notes have only a limited trading volume and, as such, this fair value estimate is not necessarily the value at which the convertible notes could be retired or transferred. The Company concluded that this fair value measurement should be categorized within Level 2. The carrying value of the convertible notes is net of unamortized discount and issuance costs. See Note 7. Debt for details on the Company’s debt facilities. The fair value and carrying value of the convertible notes were as follows at June 30, 2018 ($000):

	Fair Value	Carrying Value
Convertible notes	$388,125	$288,591

The following tables provide a summary by level of the fair value of financial instruments that are measured on a recurring basis as of June 30, 2018 and 2017 ($000):

	Fair Value Measurements at June 30, 2018 Using:
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	June 30, 2018	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contracts	$121	$-	$121	$-

Liabilities:
Contingent earnout arrangements	$5,405	$-	$-	$5,405
Net put option	$2,024	$-	$-	$2,024

Fair Value Measurements at June 30, 2017 Using:
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	June 30, 2017	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contracts	$191	$-	$191	$-

Liabilities:
Contingent earnout arrangements	$5,795	$-	$-	$5,795

The Company’s policy is to report transfers into and out of Levels 1 and 2 of the fair value hierarchy at fair values as of the beginning of the period in which the transfers occur. There were no transfers in and out of Levels 1 and 2 of the fair value hierarchy during fiscal years 2018 and 2017.

The following table presents a reconciliation of the beginning and ending fair value measurements of the Company’s level 3 contingent earnout arrangements related to the acquisitions of II-VI EpiWorks and IPI and the net put option relating to the purchase of the equity investment in November 2017. ($000):

Significant
Unobservable Inputs
(Level 3)
Balance at July 1, 2017	$5,795

Activity:
Purchase price adjustment - IPI	(35)
Net put option	2,233
Changes in fair value recorded in other expense (income), net	(564)

Balance at June 30, 2018	$7,429

The fair values of cash and cash equivalents are considered Level 1 among the fair value hierarchy and approximate fair value because of the short-term maturity of those instruments. The Company’s borrowings includes both variable and fixed interest rates, non-interest bearing debt and a capital lease obligation and are considered Level 2 among the fair value hierarchy and accordingly their carrying amounts approximate fair value.